UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	February 12, 2010
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		250,076
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         <c> <c>                                          VALUE  SHRS OR   SH/   PUT INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP     (x$1000) PRN AMT   PRN   CAL DISCRETION  MANAGERS   SOLE    SHARED     NONE
ARCH CAP GROUP LTD         ORD              G0450A105    65,865  920,547   SH           SOLE              920,547
SCHWAB CHARLES CORP NEW    COM              808513105    8,348   443,597   SH           SOLE              443,597
DIRECTV GROUP INC          COM              22765U102    13,581  407,229   SH           SOLE              407,229
DOMINOS PIZZA INC          COM              25754A201    21,710  2,590,745 SH           SOLE              2,590,745
ENTERPRISE GP HLDGS L P    UNIT LP INT      293716106   17,769   455,961   SH           SOLE              455,961
GRUPO TELEVISA SA DE CV    SP ADR REP ORD   40049J206    29,141  1,403,700 SH           SOLE              1,403,700
HOME DEPOT INC             COM              437076102    3,663   126,613   SH           SOLE              126,613
HOME DEPOT INC             COM              437076902    2,314    80,000   SH    CALL   SOLE              80,000
LIBERTY MEDIA CORP NEW     CAP COM SER A    53071M302     1,879   40,715   SH           SOLE              40,715
LIBERTY MEDIA CORP NEW     INT COM SER A    53071M104    24,842  1,040,275 SH           SOLE              1,040,275
LIBERTY MEDIA CORP NEW     ENT COM SER A    53071M500    21,300  1,964,982 SH           SOLE              1,964,982
LOWES COS INC              COM              548661107   11,021   471,200   SH           SOLE              471,200
MOHAWK INDS INC            COM              608190104   13,601   265,734   SH    CALL   SOLE              265,734
MOHAWK INDS INC            COM              608190904    1,433    30,100   SH           SOLE              30,100
SANDRIDGE ENERGY INC       COM              80007P307     4,178  443,049   SH           SOLE              443,049
WAL MART STORES INC        COM              931142903    9,431   682,200   SH    CALL   SOLE              682,200